Income Taxes Benefit for income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency [Line Items]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the benefit for income taxes are summarized as follows for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Current:
Federal	$(1,090)	$(98)	$268
State	206	—	210
Foreign	(416)	(851)	(1,752)
Total current benefit for income taxes	(1,300)	(949)	(1,274)
Deferred:
Federal	7,546	(491)	5,016
State	(2,761)	1,155	674
Foreign	(5,049)	(4,506)	(9,644)
	(264)	(3,842)	(3,954)
(Decrease) increase in valuation allowance	(12,746)	(4,726)	3,954
Total deferred benefit for income taxes	(13,010)	(8,568)	—
Benefit for income taxes	$(14,310)	$(9,517)	$(1,274)